Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2020	2019
Cash	6,235	6,462
Triparty repos and term bank deposits	17,368	10,296
Cash equivalents (excluding triparty repos and term bank deposits)	7,508	5,714
	31,111	22,472